Segment Information (Reconciliation to Net Income Attributable to Noncontrolling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation to Net Income Attributable to Noncontrolling Interests [Line Items]
Net Income Loss Attributable to Noncontrolling Interest and Predecessor	$ 201	$ 177	$ 118
Operating Segments [Member]
Reconciliation to Net Income Attributable to Noncontrolling Interests [Line Items]
Segment portion attributable to noncontrolling interest	436	249	188
Segment Reconciling Items [Member]
Reconciliation to Net Income Attributable to Noncontrolling Interests [Line Items]
Portion of noncontrolling interests and Predecessor related to items below segment income from operations	(203)	(67)	(70)
Portion of operating income attributable to noncontrolling interests of unconsolidated affiliates	$ (32)	$ (5)	$ 0